Cost of Sales, Gross Profit	12 Months Ended
Dec. 31, 2019
Cost Of Sales Gross Profit
Cost of Sales, Gross Profit

17. Cost of sales, gross profit

The cost of materials included in the cost of sales amounted to EUR 3,827 thousand for the 2019 financial year (2018: EUR 3,636 thousand; 2017: EUR 1,498 thousand).

The gross profit on sales increased by EUR 9,734 thousand in the 2019 reporting year, to reach EUR 26,390 thousand, compared with EUR 16,656 thousand in 2018 (2017: EUR 10,310 thousand).